Intangible Assets - Schedule of Allocation for Amortization Expense (Detail) - MXN ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Cost of goods sold	$ 82	$ 83
Administrative expenses	476	387
Selling expenses	349	329
Total	$ 907	$ 799